Unit-Based Compensation	12 Months Ended
Dec. 31, 2016
Share-based Compensation [Abstract]
Unit-Based Compensation
Unit-Based Compensation
Unit-based compensation expense related to the Partnership included in our Consolidated Statements of Operations and Comprehensive Income was as follows (in millions):

	Successor			Predecessor
	Twelve Months Ended December 31, 2016	Twelve Months Ended December 31, 2015	September 1, 2014 through December 31, 2014	January 1, 2014 through August 31, 2014
Phantom common units (1)	$11	$7	$4	$1
Allocated expense from Parent (2)	2	1	1	4
Total unit-based compensation expense	$13	$8	$5	$5
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(1)	Excludes unit-based compensation expense related to units issued to non-employees.

(2)	Reflects expenses allocated to us by Susser prior to the ETP Merger and expenses allocated to us by ETP subsequent to the closing of the ETP Merger.

Phantom Common Unit Awards
Concurrent with the ETP Merger, all unvested phantom units vested and compensation cost of $0.4 million was recognized.
Subsequent to the ETP Merger, phantom units were issued which have the right to receive distributions prior to vesting. During the years ended December 31, 2016 and December 31, 2015, 966,337 and 993,134 phantom units were issued, respectively. These units vest 60% after three years and 40% after five years. The fair value of these units is the market price of our common units on the grant date, and is amortized over the five-year vesting period using the straight-line method. Unrecognized compensation expenses related to our nonvested phantom units totaled $39 million as of December 31, 2016, which are expected to be recognized over a weighted average period of 4.3 years. The fair value of nonvested phantom units outstanding as of December 31, 2016 and 2015, totaled $69 million and $47 million, respectively.
Phantom unit award activity for the years ended December 31, 2016 and 2015 consisted of the following:

	Number of Phantom Common Units	Weighted-Average Grant Date Fair Value
Outstanding at December 31, 2014	241,235	$45.50
Granted	993,134	40.63
Forfeited	(87,321)	50.71
Outstanding at December 31, 2015	1,147,048	41.19
Granted	966,337	26.95
Vested	(1,240)	36.98
Forfeited	(98,511)	39.77
Outstanding at December 31, 2016	2,013,634	$34.43

Cash Awards
In January 2015, the Partnership granted 30,710 awards to be settled in cash under the terms of the Sunoco LP Long-Term Cash Restricted Unit Plan. An additional 1,000 awards were granted in September 2015. During the year ended December 31, 2016, 4,560 units were forfeited. These awards do not have the right to receive distributions prior to vesting. The awards vest 100% after three years. Unrecognized compensation cost related to our nonvested cash awards totaled $0.4 million as of December 31, 2016, which is expected to be recognized during 2017. The fair value of nonvested cash awards outstanding as of December 31, 2016 totaled $1 million.